N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account VA B
Entity Central Index Key	0000859607
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
TA I Share II | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA I Share II | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA Axiom III | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA Axiom III | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA B Share | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA B Share | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA Principium IV | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA Principium IV | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%